Share capital and share premium account	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Share capital and share premium account
36. Share capital and share premium account

	Ordinary Shares of 25p each		Share premium
	Number	£m	£m
Share capital is s ued and fully paid
At 1 January 2017	5,368,316,062	1,342	2,954
Issued under employee share schemes	4,237,758	1	55
Ordinary shares acquired by ESOP Trusts	—	—	10

At 31 December 2017	5,372,553,820	1,343	3,019
Issued under employee share schemes	6,513,804	2	72

At 31 December 2018	5,379,067,624	1,345	3,091
Issued under employee share schemes	4,034,607	1	50
Ordinary shares acquired by ESOP Trusts	—	—	33

At 31 December 2019	5,383,102,231	1,346	3,174

	31 December 2019 000	31 December 2018 000
Number of shares issuable under employee share schemes	57,871	56,723

Number of unissued shares not under option	4,559,027	4,564,209
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At 31 December 2019, of the issued share capital, 36,365,045 shares were held in the ESOP Trusts, 393,505,950 shares were held as Treasury shares and 4,953,231,236 shares were in free issue. All issued shares are fully paid. The nominal, carrying and market values of the shares held in the ESOP Trusts are disclosed in Note
44
, ‘Employee share schemes’.